Performance Management	Feb. 27, 2026
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	03/31/2024	12.50%
Lowest Quarter:	06/30/2022	-13.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	12.50%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(13.81%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance [Table]
	One Year	Five Year	Since Inception(1)
Return before taxes	-1.53%	7.57%	10.84%
Return after taxes on Distributions	-1.96%	7.20%	10.46%
Return after taxes on Distributions and Sale of Fund Shares	-0.59%	5.91%	8.60%
S&P 500 Index(2) (reflect no deduction for fees, expenses, or taxes)	17.88%	14.42%	16.16%

(1)	Inception date is October 26, 2020

(2)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflect no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.leadersharesetfs.com
Performance Availability Phone [Text]	1-480-757-4277
LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index, as well as against the Index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	06/30/2020	23.65%
Lowest Quarter:	03/31/2020	-29.26%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	23.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(29.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Year	Since Inception(1)
Return before taxes	11.96%	10.25%	9.24%
Return after taxes on Distributions	11.78%	10.07%	9.07%
Return after taxes on Distributions and Sale of Fund Shares	7.21%	8.11%	7.41%
S&P 500 Index(2)	17.88%	14.42%	14.28%
AlphaFactor® US Core Equity Index(3) (reflects no deductions for fees, expenses or taxes)	13.30%	11.24%	10.25%

(1)	Inception date is October 1, 2018

(2)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(3)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.leadersharesetfs.com
Performance Availability Phone [Text]	1-480-757-4277
LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2023	5.12%
Lowest Quarter:	03/31/2022	-6.94%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	5.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.94%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance [Table]
	One Year	Since Inception(1)
Return before taxes	5.03%	1.13%
Return after taxes on Distributions	3.25%	-0.23%
Return after taxes on Distributions and Sale of Fund Shares	2.95%	0.27%
Bloomberg U.S. Aggregate Bond Index(2)	7.30%	-0.01%

(1)	Inception date is June 28, 2021.

(2)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Performance Availability Website Address [Text]	www.leadersharesetfs.com
Performance Availability Phone [Text]	1-480-757-4277